Convertible Redeemable Preferred Shares (Tables)	12 Months Ended
Dec. 31, 2021
Convertible Redeemable Preferred Shares [Abstract]
Schedule of company's preferred shares activities	The Company’s preferred shares activities for the year ended December 31, 2019 are summarized as below:

	Balance as of January 1, 2019	Accretions of preferred shares to redemption value	Conversion into Class A ordinary shares upon IPO upon IPO	Balance as of December 31, 2019
Series A preferred shares
Number of shares (in thousands)	6,815	—	(6,815)	—
Amount (RMB in thousands)	460,652	35,893	(496,545)	—